14a. COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Future lease commitments	Minimum future rentals under non-cancelable lease commitments are as follows:
YEARS ENDING DECEMBER 31,
2014	32,000
2015	135,000
2016	139,000
2017 and thereafter	36,000
$342,000

YEARS ENDING DECEMBER 31,
2014	126,000
2015	135,000
2016	139,000
2017 and thereafter	36,000
$436,000